CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Due from related parties	¥ 21,336,855		¥ 3,100,049	¥ 263,366	$ 3,270,016
Hotel Operating Costs
Due to related parties	764,045		357,539		117,095
Selling And Marketing Expenses
Due to related parties	6,021,433		24,941		$ 922,825
General And Administrative Expenses
Due to related parties			3,576,659
Leased And Operated Hotels
Revenue from related parties	320,179	$ 49,070	385,355
Franchised And Managed Hotels
Revenue from related parties	¥ 852,287	$ 130,619	¥ 2,358,491	¥ 434,346